Leases (Tables) - Southland Holdings Llc [Member]	12 Months Ended
Dec. 31, 2021
Schedule of components of lease cost

	For the Year Ended
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Finance leases
Amortization of finance leases	$4,912	$4,538	$39
Interest on lease liabilities	749	856	8
Total finance lease cost	5,661	5,394	47
Operating lease cost	18,962	12,119	8,596
Short-term lease cost	21,134	18,072	10,413
Total lease cost	$45,757	$35,585	$19,056

Schedule of other information related to lease

	Year Ended
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$18,946	$12,164	$8,711
Financing cash flows for finance leases	749	856	8
Operating cash flows for finance leases	4,717	4,124	5,515
Operating leases
ROU assets obtained in exchange for lease liabilities	12,391	12,854	9,699
Finance leases
ROU assets obtained in exchange for lease liabilities	3,660	22,479	259

Additional information related to our operating leases for the year ended December 31, 2021, is as follows:

Weighted average remaining lease term (in years)	1.5
Weighted average discount rate	3.00%

Additional information related to our finance leases for the year ended December 31, 2021, is as follows:

Weighted average remaining lease term (in years)	2.4
Weighted average discount rate	3.66%

Schedule of operating and finance lease

	Year Ended
(Amounts in thousands)	December 31, 2021	December 31, 2020
Operating leases
Operating lease right-of-use assets	$15,816	$21,807
Short-term operating lease liabilities	11,891	13,642
Long-term operating lease liabilities	3,430	7,654
Total operating lease liabilities	15,321	21,296
Finance leases
Property and equipment	26,243	23,150
Accumulated amortization	(9,770)	(4,900)
Property and equipment, net	16,473	18,250
Short-term lease liabilities	8,157	4,689
Long-term lease liabilities	10,066	14,591
Total finance lease liabilities	$18,223	$19,280

Schedule of lease maturity

	Year Ended
(Amounts in thousands)	Finance Leases	Operating Leases	Total
2022	$8,726	$12,141	$20,867
2023	5,067	2,548	7,615
2024	5,038	627	5,665
2025	419	240	659
2026	—	93	93
Thereafter	—	—	—
Total	19,250	15,649	34,899
Less: present value discount	(1,027)	(327)	(1,354)
Lease liability	$18,223	$15,322	$33,545